Net Loss per Share - Schedule of Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Gridsum Holding Inc.	¥ (67,693)	$ (9,749)	¥ (48,819)	¥ (37,260)
Net loss attributable to Gridsum's ordinary shareholders	¥ (97,396)	$ (14,027)	¥ (85,168)	¥ (63,067)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted | shares	15,054,865	15,054,865	10,000,000	10,000,000
Net loss per share attributable to Gridsum's ordinary shareholders -Basic and diluted | (per share)	¥ (6.47)	$ (0.93)	¥ (8.52)	¥ (6.31)
Convertible Redeemable Series A Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value	¥ (1,033)		¥ (1,286)	¥ (1,219)
Cumulative dividend to convertible redeemable preferred shareholders	(2,571)		(3,297)	(3,235)
Convertible Redeemable Series A-1 Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value	(830)		(1,029)	(972)
Cumulative dividend to convertible redeemable preferred shareholders	(1,837)		(2,355)	(2,310)
Convertible Redeemable Series B Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value	(6,573)		(7,945)	(7,289)
Cumulative dividend to convertible redeemable preferred shareholders	(8,570)		(10,990)	¥ (10,782)
Convertible Redeemable Series C Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value	¥ (8,289)		¥ (9,447)